Cover	Jan. 20, 2023
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 20, 2023
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305825
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	P.O. Box 643
Entity Address City Or Town	Thompson Fall
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59873
City Area Code	406
Local Phone Number	827-3523
Entity File Number	001-08675
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE